OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule Of Other Operating Income Net

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
VAT-in super deduction and other tax returns (1)	4,830	2,323	2,369
Government grants (2)	25,172	48,180	15,110
Others	3,216	3,913	4,120

Total other operating income	33,218	54,416	21,599